Disaggregated Revenue (Tables)	12 Months Ended
Sep. 30, 2023
Disaggregated Revenue [Line Items]
Schedule of Revenue By Major Product Categories	The following table presents revenue by major product categories for the fiscal years ended September 30, 2023, 2022 and 2021, respectively:
	September 30, 2023		September 30, 2022		September 30, 2021
Revenue Category	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Sales of display modules	$27,793,530	48%	$35,113,651	34%	$96,087,963	58%
Sales of polarizers	27,526,662	48%	62,709,731	59%	62,625,352	37%
Research and developments	-	-%	5,715,914	5%	-	-%
Others	2,205,508	4%	1,877,450	2%	9,031,486	5%
Total	$57,525,700	100%	$105,416,746	100%	$167,744,801	100%